Long-term investments	12 Months Ended
Dec. 31, 2017
Long-term investments [Abstract]
Long-term investments
11.	Long-term investments

(In thousands)	December 31, 2016	December 31, 2017
Equity method investments:
Balance at beginning of the year	2,162	1,790
Additions	1,442	—
Disposal	(701)	—
Share of loss from equity investees (iv)	(195)	(1,875)
Dilution gains arising from deemed disposal of investments (iv)	—	326
Transfer to cost method investments	(786)	—
Exchange differences	(132)	70
Balance at end of the year	1,790	311
Cost method investments:
Balance at beginning of the year	9,157	39,002
Additions (i)	32,707	2,793
Disposal (ii)	(2,220)	(383)
Dilution gains arising from deemed disposal of investment (iii)	689	165
Transfer from equity method investments	786	—
Exchange difference	(463)	1,449
Less: impairment loss on long-term investments (v)	(1,654)	(596)
Balance at end of the year	39,002	42,430

Total long-term investments	40,792	42,741

Details of the Group’s ownership are as follows:

	Percentage of ownership of shares as of December 31,
Investee	2016	2017
Equity method investments:
Zhuhai Qianyou Technology, Co., Ltd. (“Zhuhai Qianyou”)	19.00%	19.00%
Shenzhen Mojingou Information Service Co., Ltd. (previously known as Xunlei Big Data Information Service Co., Ltd.) (“Big Data”) (iv)	43.16%	28.77%
Cost method investments:
Guangzhou Yuechuan Network Technology, Co., Ltd. (“Guangzhou Yuechuan”)	9.30%	9.30%
Shenzhen Kushiduo Network Science and Technology Co., Ltd. (“Shenzhen Kushiduo”) (ii)	10.00%	—
Shanghai Guozhi Electronic Technology Co., Ltd. (“Shanghai Guozhi”) (v)	16.80%	16.80%
Guangzhou Hongsi Network Technology Co., Ltd. (“Guangzhou Hongsi”) (v)	19.90%	19.90%
Chengdu Diting Technology, Co., Ltd. (“Chengdu Diting”)	12.74%	12.74%
Xiamen Diensi Network Technology Co., Ltd. ("Xiamen Diensi")	14.25%	14.25%
11.2 Capital I, L.P. ("11.2 Capital")	2.03%	2.03%
Cloudtropy	9.69%	9.69%
Shanghai Lexiang Technology Co., Ltd. ("Shanghai Lexiang") (iii)	15.00%	14.12%
Hangzhou Feixiang Data Technology Co., Ltd. ("Hangzhou Feixiang") (i)	20.00%	28.00%
Shenzhen Meizhi Interactive Technology Co., Ltd. ("Meizhi Interactive")	8.13%	9.40%
Beijing Yunhui Tianxia Technology Co., Ltd. ("Yunhui Tianxia") (i)	7.50%	13.70%
Arashi Vision Interative (Cayman) Inc. ("Insta 360")	12.16%	12.16%
Cloudin Technology (Cayman) Limited ("Cloudin")	4.61%	4.61%

(i)
In May 2017, the Group made additional investment by USD 1,263,000 in Yunhui Tianxia from 7.5% to 13.7%. In July 2017, the Group also made additional equity investment in Hangzhou Feixiang of USD 1,530,000. As the result of the new investment, the Group’s equity interest increased from 20% to 28% and the Group continued to use the cost method to account for this investment due to the lack of significant influence over the investee as the company's investment is not in-substance common stock.

(ii)
In June 2017, the Group disposed of its entire interests (10%) in Shenzhen Kushiduo with a carrying value of USD 383,000 at a consideration of approximately USD 191,500. As a result of the disposal, the Group recognized a loss of USD 191,500 in the other income, net (Note 23).

(iii)
In January of 2017, Shanghai Lexiang issued new shares to a third party investor resulting in the Group’s interest in Shanghai Lexiang diluted from 15% to 14.12% with a dilution gain of USD 222,000 arising from the deemed disposal.

(iv)
In 2016, the Group made an equity investment in a privately-held company, Big Data, of USD 1,442,000 for 43.16% equity interest. The Group classified Big Data as an equity method investment as it had only significant influence instead of control over Big Data. In January of 2017, Big Data issued certain new shares to a third party and its original shareholders and the Group’s interest in Big Data diluted from 43.16% to 28.77% with a dilution gain of USD 326,000 arising from the deemed disposal. As at December 31, 2017, the Group recognized full impairment of USD 1,251,000 for its interest in Big Data as share of loss from equity investees after taking into account the latest operation status and financial position of Big Data.

(v)
The Group recognized impairment against its investments in Shanghai Guozhi and Guangzhou Hongsi of USD 149,000 and USD 447,000, respectively after considering the latest operation status and financial and liquidity position.